UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21576
Name of registrant:		Stock Dividend Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2009 through June 30, 2010





Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----




Universal Corp		8/04	Directors Recommend	Co	FOR	FOR
UVV	913456109	8/04	Re-Apprv Incentive Pln	Co	FOR	FOR

Merck & Co., Inc.	8/07	Apprv Mergr Schrng-Plgh Co	For	For
MRK	589331107

H.J. Heinz Co.		8/12	Election of directors	CO	For	For
HNZ	423074103	8/12	Ratify Ind. Acct. Firm	Co	For	For
			8/12	Amnd 25% hldrs votright	Co	For	For

Kraft Foods Inc.	2/01	Apprv Issue 370m Shares	co	For	For
KFT	50075N104	2/01	Aprv Adjrnment Spec mtg co	For	For

Exelon Corp.		4/27	Election of directors	CO	For	For
EXC	30161N101	4/27	Apprv 2011 Incent. plan	Co	For	For
			4/27	Rat. Prcewtrhscprs acct.Co	For	For

General Electric	4/28	Election of Directors	co	For	For
GE	369604103	4/28	Ratification of KPMG	co	For	For
			4/28	Shareholder Proposals	co	Against	Against

Valero Energy Corp	4/29	Election of Directors	co	For	For
VLO	91913Y100	4/29	Ratification of KPMG	co	For	For
			4/29	Reapprv 05 stk.inc.plan	Co	For	For
			4/29	vote advsry resolution  Co	For	For
			4/29	vote stkhldrprop"impact"Co	Against	Against
			4/29	vote stkhldrprop"discls"Co	Against	Against
			4/29	vote stkhldrprop"stkret"Co	Against	Against

AT&T Inc.		4/30	Election of Directors	co	For	For
T	00206R102	4/30	Ratify Ind. Auditors	Co	For	For
			4/30	Cumulative Voting	Co	Against	Against
			4/30	Pension Credit Policy	Co	Against	Against
			4/30	Advisory Compensatn Vte Co	Against	Against
			4/30	Special Stkhldr Mtgs	Co	Against	Against

The Hershey Company	5/04	Election of Directors	co	For	For
HSY	427866108	5/04	Ratify KPMG as Ind Aud.	co	For	For

Verizon Communications	5/06	Election of Directors	co	For	For
VZ	92343V104	5/06	Ratify Ernst&yng acc.	co	For	For
			5/06	Advisory Vote Exec. 	co	For	For
			5/06	Prohibit Grnt Stk Opt.	co	Against	Against
			5/06	Gender Identy Nondiscr	co	Against	Against
			5/06	Perf. stk.unit Perfrm. 	co	Against	Against
			5/06	Shrhldr rght call mtg	co	Against	Against
			5/06	adpt succssion pln plcy	co	Against	Against
			5/06	shrhldr apprv death ben Co	Against	Against
			5/06	Exec stk Retentn Requim Co	Against	Against

Conoco Phillips		5/12	Election of Directors	co	For	For
COP	20825C104	5/12	Ratify Ernst&yng acc.	co	For	For
			5/12	Board Risk Mgt oversght co	Against	Against
			5/12	Greenhouse Gas Reduct.	co	Against	Against
			5/12	Oil Sands Drilling	co	Against	Against
			5/12	Louisianna Wetlands	co	Against	Against
			5/12	Fin risks of clim chnge	co	Against	Against
			5/12	Toxic Pollution reprt	co	Against	Against
			5/12	Gender Express Nondisc.	co	Against	Against
			5/12	Political Contributions co	Against	Against

Philip Morris Inter.	5/12	Election of Directors	co	For	For
PM	718172109	5/12	Ratify Ind. Auditors	co	For	For
			5/12	Stkhldr Prop1/Food/Tob.	co	Against	Against
			5/12	stkhldr Prop2/humanrght co	Against	Against

Norfolk SOuthern Corp	5/13	Election of Directors	co	For	For
NSC	655844108	5/13	Ratify KPMG as Ind Aud.	co	For	For
			5/13	Apprv declassfy BOD	co	For	For
			5/13	Apprv LT Incentv Plan	co	For	For
			5/13	Apprv Exec managmnt pln co	For 	For
			5/13	Stkhldr Prop Pol. Contr.co	Against	Against

Kraft Foods Inc.	5/18	Election of Directors	co	For	For
KFT	50075N104	5/18	Rat. Prcewtrhscprs acct.Co	For	For
			5/18	Shrhldr Prop. action by	co	Against	Against

Intel Corporation	5/19	Election of Directors	co	For	For
INTC	458140100	5/19	Ratify Ernst&yng acc.	co	For	For
			5/19	Advs. Vote on Exec Comp.co	For	For

The Home Depot		5/20	Election of Directors	co	For	For
HD	437076102	5/20	Ratify KPMG as Ind. acc	co	For	For
			5/20	Apprv Material Perf.	co	For	For
			5/20	Sh Prop Cumulative Vot.	co	Against	Against
			5/20	Sh Prop Exec Off. Comp.	co	Against	Against
			5/20	Sh Prop Spec SH mtgs	co	Against	Against
			5/20    Sh Prop action written  co	Against	Against
			5/20	Sh Prop Chairmn of Boardco	Against	Against
			5/20	Sh Prop Emp. Dvrs Reportco	Against	Against
			5/20	Sh Prop Reinc. in ND	co	Against	Against

Altria Group, Inc.	5/20	Election of Directors	co	For	For
MO	02209S103	5/20	2010 Perf. Incentv. Pln co	For	For
			5/20	Ratify Indp.Auditors	so	For	For
			5/20	Stkhldr Prop1/Food/Tob.	co	Against	Against
			5/20	stkhldr Prop2/humanrght co	Against	Against

Merck & Co., Inc.	5/25	Election of Directors	co	For	For
MRK	589331107	5/25	Ratify Ind. acctng frm	Co	For	For
			5/25	Prop to adpt '10 stkpln Co	For	For
			5/25	Prop to adpt stkoptpln	Co	For	For

Chevron Corp.		5/26	Election of Directors	co	For	For
CVX	166764100	5/26	Ratify Ind. acctng frm	Co	For	For
			5/26	Amdnmnt to bylaws	Co	For	For
			5/26	stkhldr prop envirnmntl Co	Against	Against
			5/26	stkhldr prop eqty retir.Co	Against	Against
			5/26	stkhldr prop govt pmts	Co	Against	Against
			5/26	stkhldr prop cntry sel.	Co	Against	Against
			5/26	stkhldr prop clim. chng	Co	Against	Against
			5/26	stkhldr prop Human rght	Co	Against	Against

Wal-Mart Stores, Inc.	6/04	Election of Directors	co	For	For
WMT	931142103	6/04	Ratify Ernst&yng acc.	co	For	For
			6/04	Apprv '10 stk incent.plnCo	For	For
			6/04	Apprv ASDA lmtd shrsave Co	For	For
			6/04	Gender Idnty Non-discr.	Co	Against	Against
			6/04	Advisry Vote Exec. Comp	Co	Against	Against
			6/04	Politicl Contrib. Rep.	Co	Against	Against
			6/04	Special Shrhldrs Mtg.	Co	Against	Against
			6/04	Poultry Slaughter	Co	Against	Against
			6/04	Lobbying Priorities Rep	Co	Against	Against

Freeport-McMoran C&G	6/09	Election of Directors	co	For	For
FCX	35671D857	6/09	Ratify Ind. acctng frm	Co	For	For
			6/09	Adoption '06 Stk Inc plnCo	For	For
			6/09	Stk Holder Proposal	Co	Against	Against









--------------------------------------------------------------------------------




                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) STOCK DIVIDEND FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 08/06/10